RIGHT-OF-USE ASSETS, NET AND LEASE OBLIGATIONS	12 Months Ended
Dec. 31, 2023
RIGHT-OF-USE ASSETS, NET AND LEASE OBLIGATIONS [Abstract]
RIGHT-OF-USE ASSETS, NET AND LEASE OBLIGATIONS
11	RIGHT-OF-USE ASSETS, NET AND LEASE OBLIGATIONS

a)	Right-of-use

The Group has leased agreements according to the following composition:

	Property: Agencies and offices	Servers and technology platforms	Transport units	Other leases	2023	2022	2021
	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)	S/(000)

Cost -
Balance as of January 1,	807,422	151,363	3,305	64,801	1,026,891	969,355	990,148
Additions	101,585	3,239	3,308	14,709	122,841	113,948	110,005
Disposal and others	(61,753)	(2,231)	(505)	–	(64,489)	(56,412)	(130,798)
Balance as of December 31	847,254	152,371	6,108	79,510	1,085,243	1,026,891	969,355

Accumulated depreciation -
Balance as of January 1,	386,108	71,512	2,052	23,386	483,058	382,938	287,220
Depreciation of the period	105,163	27,831	682	14,157	147,833	151,335	161,287
Disposal and others	(42,614)	(2,247)	(502)	–	(45,363)	(51,215)	(65,569)
Balance as of December 31	448,657	97,096	2,232	37,543	585,528	483,058	382,938

Net carrying amount	398,597	55,275	3,876	41,967	499,715	543,833	586,417

b)	Lease Liabilities

The Group maintains contracts, with certain renewal options and for which the Group has reasonable certainty that this option will be exercised. In those cases, the period of lease used to measure the liability and assets corresponds to an estimation of future renovations.